SUBSEQUENT EVENTS (Details) (Subsequent event, Stock options, 9th series Stock Option Grant, JPY ¥)	0 Months Ended
May 22, 2014 item
Subsequent event | Stock options | 9th series Stock Option Grant
SUBSEQUENT EVENTS
Number of shares to be issued	200,000
Granted (in Japanese yen/dollars per share)	¥ 489
Vesting period	3 years
Number of grantees to whom award is granted	24